Annual Total Returns [BarChart] - PIMCO Total Return Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	3.42%
Annual Return 2012	9.56%
Annual Return 2013	(1.72%)
Annual Return 2014	4.49%
Annual Return 2015	0.28%
Annual Return 2016	2.85%
Annual Return 2017	4.77%
Annual Return 2018	0.03%
Annual Return 2019	8.69%
Annual Return 2020	8.82%